Employee Benefit Plan (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Postemployment Benefits [Abstract]
Maximum employee contribution	80.00%
Employer matching contributions percent of match	50.00%
Employer match as a percent of gross pay	3.00%
Employer contributions	$ 0.1